Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Convertible Notes Payable

Convertible notes payable consists of the following (in thousands):

	MATURITY DATE	DECEMBER 31
		2013	2012
Convertible notes (March 2012 Convertible Notes) bearing interest at 10.00% per annum issued in March and April 2012. The convertible notes were converted to common stock in August 2013	September 2013	$—	$20,204
Convertible note (October 2012 Convertible Note) bearing interest at 10.00% per annum issued in October 2012. The convertible note was converted to common stock in August 2013	September 2013	—	2,314

Convertible notes payable, current portion		—	22,518
Convertible note (October 2012 Subordinated Convertible Note) bearing interest at 12.00% per annum issued in October 2012. The convertible note was converted to common stock in August 2013	October 2015	—	2,797
Convertible note (December 2012 Convertible Note) bearing interest at 10.00% per annum issued in December 2012. The convertible note was converted to common stock in August 2013	October 2015	—	16,545
Convertible notes (First May 2013 Convertible Notes) bearing interest at 10.00% per annum issued in May 2013. The convertible notes were converted to common stock in August 2013	May 2016	—	—
Convertible note (Second May 2013 Convertible Note) bearing interest at 10.00% per annum issued in May 2013. The convertible note was converted to common stock in August 2013	May 2016	—	—

Total convertible notes payable		$—	$41,860